FAIR VALUE CHANGES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (2,520)	$ (1,396)
Investment property [member]
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	556	(105)
Transaction related gains, net of deal costs
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	143	(608)
Financial contracts
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	857	337
Impairment and provisions
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	(2,404)	(1,276)
Other fair value changes
Disclosure of fair value measurement of assets [line items]
Fair value changes in net income	$ (1,672)	$ 256